Properties, Plants and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Capitalized interest	$ 15.2	$ 4.1	$ 2.5
Depreciation expense	$ 329.4	$ 333.0	$ 334.2